UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:       Westport Asset Management, Inc.
Address:    253 Riverside Avenue
            Westport, CT  06880

13F File Number:  028-04441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ronald H. Oliver
Title:    Managing Director
Phone:    203-227-3601

Signature, Place, and Date of Signing:

     /s/ Ronald H. Oliver        Westport, Connecticut       November 7, 2008

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.
[ ]   13F NOTICE.
[ ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  84

Form 13F Information Table Value Total (x$1,000):  $1,332,669

List of Included Managers:

         Andrew J. Knuth      Westport Advisers, LLC
         Edmund H. Nicklin    Westport Advisers LLC

List of Other Included Managers:
         No.      13F File Number           Name


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
                                                                                                                Voting Authority
                                                                                                                ----------------
                                  Title                   Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                    of class     CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers   Sole  Shared    None
------------------------------    --------   ---------    --------  -------    ---  ----  -------  --------   ----  ------    ----
AAR Corp.                         COM        000361105      36,128  2,177,690   SH        Defined                 1,987,875  189,815
Airgas, Inc.                      COM        009363102       2,006     40,400   SH        Defined                    40,400
Amphenol Corp.                    COM        032095101         321      8,000   SH        Defined                              8,000
Arbitron, Inc.                    COM        03875Q108       6,136    137,300   SH        Defined                   137,300
Arthur J. Gallagher & Company     COM        363576109      14,026    546,600   SH        Defined                   496,600   50,000
Baldor Electric Company           COM        057741100      16,836    584,375   SH        Defined                   519,575   64,800
Bank of Florida Corp.             COM        062128103         703     85,200   SH        Defined                    85,200
BankUnited Financial Corp. - C    COM        06652B103       2,148  2,826,003   SH        Defined                 2,719,003  107,000
Banner Corporation                COM        06652V109       7,117    592,552   SH        Defined                   592,552
Berry Petroleum Co.               COM        085789105       6,205    160,200   SH        Defined                   140,200   20,000
Big Lots, Inc.                    COM        089302103     106,345  3,821,247   SH        Defined                 3,682,122  139,125
Brown & Brown, Inc.               COM        115236101      17,839    825,100   SH        Defined                   640,100  185,000
C&D Technologies, Inc.            COM        124661109       3,759    661,883   SH        Defined                   661,883
CACI International, Inc.          COM        127190304       2,134     42,600   SH        Defined                             42,600
CVS/Caremark Corp.                COM        126650100         337     10,020   SH        Defined                             10,020
Charles River Laboratories Int    COM        159864107       7,511    135,260   SH        Defined                   135,260
Checkpoint Systems, Inc.          COM        162825103      62,520  3,322,013   SH        Defined                 3,130,084  191,929
Columbia Banking System, Inc.     COM        197236102       2,819    158,980   SH        Defined                   158,980
Comstock Resources, Inc.          COM        205768203      41,804    835,238   SH        Defined                   835,238
Con-way Inc.                      COM        205944101       2,532     57,400   SH        Defined                    57,400
ConocoPhillips                    COM        20825C104       7,325    100,000   SH        Defined                   100,000
Corinthian Colleges, Inc.         COM        218868107      24,390  1,625,987   SH        Defined                 1,625,987
Cox Radio, Inc. - Class A         COM        224051102       5,961    564,500   SH        Defined                   561,500    3,000
Darden Restaurants, Inc.          COM        237194105       7,816    273,000   SH        Defined                   273,000
DeVry, Inc.                       COM        251893103     139,749  2,820,923   SH        Defined                 2,691,523  129,400
Del Monte Foods Company           COM        24522P103       1,318    169,000   SH        Defined                   169,000
Devon Energy Corp.                COM        25179M103      22,708    248,986   SH        Defined                   242,502    6,484
Downey Financial Corp.            COM        261018105       2,029    724,551   SH        Defined                   611,832  112,719
EMS Technologies, Inc.            COM        26873N108      12,187    546,246   SH        Defined                   488,654   57,592
Energy Partners Ltd               COM        29270U105         606     69,875   SH        Defined                    69,875
Fairchild Semiconductor Corp.     COM        303726103       2,165    243,500   SH        Defined                   243,500
Forest Oil Corp.                  COM        346091705       6,934    139,801   SH        Defined                   105,917   33,884
Gaylord Entertainment Company     COM        367905106       3,543    120,632   SH        Defined                   120,632
General Communication, Inc. -     COM        369385109      14,881  1,607,060   SH        Defined                 1,220,345  386,715
Haynes International, Inc.        COM        420877201       6,389    136,424   SH        Defined                   136,424
Helmerich & Payne, Inc.           COM        423452101       7,774    180,000   SH        Defined                   180,000
Hilb, Rogal & Hobbs Company       COM        431294107      76,391  1,634,380   SH        Defined                 1,464,245  170,135
ITT Educational Services, Inc.    COM        45068B109      70,395    870,043   SH        Defined                   800,943   69,100
Jack Henry & Associates, Inc.     COM        426281101       9,936    488,751   SH        Defined                   388,751  100,000
John Wiley & Sons, Inc.           COM        968223206       4,830    119,400   SH        Defined                   109,400   10,000
KBR, Inc.                         COM        48242W106      11,297    739,800   SH        Defined                   669,800   70,000
Kinetic Concepts, Inc.            COM        49460W208      16,816    588,190   SH        Defined                   510,190   78,000
Lincare Holdings, Inc.            COM        532791100       5,663    188,200   SH        Defined                    73,200  115,000
Lydall, Inc.                      COM        550819106       2,389    248,100   SH        Defined                   248,100
Nat.West.Life Ins.                COM        638522102      48,759    201,426   SH        Defined                   201,426
North Valley Bancorp              COM        66304M105       2,225    373,388   SH        Defined                   304,088   69,300
Orient Express Hotels Ltd. - C    COM        G67743107      16,656    690,248   SH        Defined                   674,048   16,200
Owens & Minor, Inc.               COM        690732102      44,596    919,500   SH        Defined                   850,900   68,600
Parametric Technology Corp.       COM        699173209      28,558  1,552,091   SH        Defined                 1,408,215  143,876
Parker Drilling                   COM        701081101       1,143    142,500   SH        Defined                            142,500
People's United Financial, Inc    COM        712704105       3,698    192,099   SH        Defined                    70,899  121,200
Perkin Elmer, Inc.                COM        714046109       2,230     89,300   SH        Defined                    89,300
Perot Systems Corp. - Class A     COM        714265105      15,407    888,014   SH        Defined                   838,014   50,000
Plains Exploration & Productio    COM        726505100      40,944  1,164,519   SH        Defined                 1,113,791   50,728
Praxair, Inc.                     COM        74005P104         287      4,000   SH        Defined                              4,000
Precision Castparts Corp.         COM        740189105         315      4,000   SH        Defined                              4,000
Preferred Bank, Los Angeles       COM        740367107       1,535    137,041   SH        Defined                    45,276   91,765
Pres.Realty B                     COM        741004204         401     86,200   SH        Defined                    86,200
Prosperity Bancshares, Inc.       COM        743606105       3,778    111,161   SH        Defined                    64,974   46,187
QLogic Corp.                      COM        747277101       6,067    395,000   SH        Defined                   215,000  180,000
Rogers Corp.                      COM        775133101      40,260  1,088,701   SH        Defined                   983,701  105,000
Ross Stores, Inc.                 COM        778296103      19,694    535,007   SH        Defined                   535,007
Ruby Tuesday, Inc.                COM        781182100       9,478  1,637,000   SH        Defined                 1,427,200  209,800
Saks, Inc.                        COM        79377w108      19,273  2,083,550   SH        Defined                 1,819,950  263,600
Smith International, Inc.         COM        832110100       7,221    123,149   SH        Defined                   113,872    9,277
Southwestern Energy Company       COM        845467109      14,262    467,000   SH        Defined                   467,000
Sterling Financial Corp.          COM        859319105       2,977    205,300   SH        Defined                   205,300
Stone Energy Corp.                COM        861642106      11,362    268,413   SH        Defined                   171,907   96,506
SunTrust Banks, Inc.              COM        867914103         508     11,285   SH        Defined                    11,285
Synopsys, Inc.                    COM        871607107      20,457  1,025,392   SH        Defined                 1,021,392    4,000
TJX Companies                     COM        872540109      14,396    471,700   SH        Defined                   471,700
Texas Instruments, Inc.           COM        882508104         370     17,220   SH        Defined                    13,184    4,036
The South Financial Group, Inc    COM        837841105      20,017  2,730,883   SH        Defined                 2,509,883  221,000
Thermo Fisher Scientific Inc.     COM        883556102      13,222    240,400   SH        Defined                   202,000   38,400
Timberland Bancorp.               COM        887098101         963    127,600   SH        Defined                   127,600
UTI Worldwide, Inc.               COM        G87210103      14,905    875,747   SH        Defined                   875,747
Universal Health Services, Inc    COM        913903100      61,150  1,091,385   SH        Defined                 1,043,385   48,000
Vishay Intertechnology, Inc.      COM        928298108       2,480    374,600   SH        Defined                   324,600   50,000
Webster Financial Corp.           COM        947890109       2,911    115,288   SH        Defined                   114,188    1,100
Young Broadcasting, Inc.          COM        987434107          53  1,003,100   SH        Defined                 1,003,100
iShares Russell 2000 Index Fun    COM        464287655      27,200    400,000   SH        Defined                   400,000
First National Bancshares, Inc    Conv Pref  32111B203       1,990    100,000   SH        Defined                   100,000
The South Financial Corp.         Conv Pref  837841204       6,307      5,766   SH        Defined                     4,843      923
The South Financial Corp.         Conv Pref  837841303       1,897      1,734   SH        Defined                     1,457      277
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